As filed with the Securities and Exchange Commission on June 17, 2013

Securities Act File No. 33-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 172	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 183 (Check appropriate box or boxes)	☒

ING SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place, 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 172 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 172 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 17th day of June, 2013.

ING SERIES FUND, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	June 17, 2013
Shaun P. Mathews*	Officer and Interested Director

	Senior Vice President and	June 17, 2013
Todd Modic*	Chief/Principal Financial Officer

	Director	June 17, 2013
Colleen D. Baldwin*

	Director	June 17, 2013
John V. Boyer*

	Director	June 17, 2013
Patricia Chadwick*

	Director	June 17, 2013
Albert E. DePrince Jr.*

	Director	June 17, 2013
Peter S. Drotch*

	Director	June 17, 2013
J. Michael Earley*

	Director	June 17, 2013
Martin J. Gavin*

	Director	June 17, 2013
Russell H. Jones*

	Director	June 17, 2013
Patrick W. Kenny*

	Director	June 17, 2013
Joseph E. Obermeyer*

	Director	June 17, 2013
Sheryl K. Pressler*

	Director	June 17, 2013
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Director dated May 22, 2013 were filed as an attachment to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase